Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,033,233.71

Principal:
Principal Collections	$11,648,063.45
Prepayments in Full	$6,001,046.06
Liquidation Proceeds	$254,728.71
Recoveries	$24,505.00
Sub Total	$17,928,343.22
Collections	$18,961,576.93

Purchase Amounts:
Purchase Amounts Related to Principal	$304,370.39
Purchase Amounts Related to Interest	$1,492.88
Sub Total	$305,863.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,267,440.20

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,267,440.20
Servicing Fee	$242,142.14	$242,142.14	$0.00	$0.00	$19,025,298.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,025,298.06
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,025,298.06
Interest - Class A-3 Notes	$38,643.92	$38,643.92	$0.00	$0.00	$18,986,654.14
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$18,917,201.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,917,201.64
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$18,879,376.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,879,376.22
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$18,849,558.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,849,558.22
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$18,808,777.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,808,777.72
Regular Principal Payment	$17,953,203.62	$17,953,203.62	$0.00	$0.00	$855,574.10
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$855,574.10
Residual Released to Depositor	$0.00	$855,574.10	$0.00	$0.00	$0.00
Total		$19,267,440.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,953,203.62
Total					$17,953,203.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,953,203.62	$42.67	$38,643.92	$0.09	$17,991,847.54	$42.76
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$17,953,203.62	$13.38	$216,520.34	$0.16	$18,169,723.96	$13.54

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$84,313,997.31	0.2004136	$66,360,793.69	0.1577390
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$283,253,997.31	0.2110623	$265,300,793.69	0.1976847

Pool Information
Weighted Average APR	4.264%	4.267%
Weighted Average Remaining Term	28.74	27.94
Number of Receivables Outstanding	24,960	24,114
Pool Balance	$290,570,573.87	$272,077,580.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$283,253,997.31	$265,300,793.69
Pool Factor	0.2146957	0.2010317

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$6,776,786.70
Targeted Overcollateralization Amount	$6,776,786.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,776,786.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		88	$284,784.87
(Recoveries)		94	$24,505.00
Net Losses for Current Collection Period			$260,279.87
Cumulative Net Losses Last Collection Period			$6,370,909.46
Cumulative Net Losses for all Collection Periods			$6,631,189.33

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.07%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.91%	378	$5,187,417.78
61-90 Days Delinquent	0.25%	43	$689,739.88
91-120 Days Delinquent	0.06%	13	$176,588.54
Over 120 Days Delinquent	0.26%	36	$703,518.56
Total Delinquent Receivables	2.48%	470	$6,757,264.76

Repossession Inventory:
Repossessed in the Current Collection Period		13	$198,314.09
Total Repossessed Inventory		19	$319,917.14

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5320%
Preceding Collection Period			0.3644%
Current Collection Period			1.1102%
Three Month Average			0.6689%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3404%
Preceding Collection Period			0.3566%
Current Collection Period			0.3815%
Three Month Average			0.3595%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer